Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 63,522,738.46
Previously Paid Amount
Total Fee Amount	9,725.33
Total Offset Amount
Net Fee	$ 9,725.33